Earnings Per Share - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Income from continuing operations attributable to non-controlling interests	$ 4,808	$ 3,172	$ (1,417)